Transactions with Related Parties - Narrative (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Apr. 27, 2017
Rosemore, Inc.
Related Party Transaction [Line Items]
Overhead costs	$ 0	$ 1,500,000		$ 400,000
Reimbursement of related party transaction expenses								$ 2,400,000
Tema
Related Party Transaction [Line Items]
Due to related parties, current	100,000		$ 100,000		$ 100,000
Reimbursement of related party transaction expenses								$ 1,600,000
Gateway Gathering and Marketing Company
Related Party Transaction [Line Items]
Revenue from related parties	73,000,000	11,000,000	124,500,000	24,800,000	61,300,000	$ 24,400,000	$ 16,800,000
Due from related parties, current	25,600,000		25,600,000		13,600,000	4,600,000
Gateway Gathering and Marketing Company | Marketing and gathering agreement
Related Party Transaction [Line Items]
Due to related parties, current	800,000		800,000		200,000
Costs and expenses, related party	1,300,000	300,000	1,600,000	500,000	$ 1,100,000	$ 1,400,000	$ 800,000
Rosehill Operating | Rosemore, Inc.
Related Party Transaction [Line Items]
Overhead costs	$ 0	$ 1,400,000	$ 0	$ 2,800,000